Personnel expenses (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure Of Personnel Expenses [Abstract]
Disclosure of detailed information about employee benefits
	Year ended
	March 31, 2024	March 31, 2023	March 31, 2022
Salaries and wages	4,907,965	4,122,783	3,291,605
Contribution to provident fund and other funds	329,107	263,593	189,207
Staff welfare expenses	70,498	50,305	56,295
Employee stock compensation expense	6,874	16,494	22,885
	5,314,444	4,453,175	3,559,992
Attributable to cost of goods sold and services rendered	2,859,329	2,407,234	1,825,048
Attributable to selling, general and administrative expenses	2,455,114	2,045,942	1,734,944